Supplemental Cash Flow Information - Schedule of Net Changes in Non-Cash Working Capital and Other Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Consolidated Balance Sheet to the Consolidated Statement of Cash Flows [Abstract]
Change in accounts receivable	$ (9,769)	$ (21,737)
Change in inventories	(5,650)	(1,083)
Change in prepaid expenses and deposits	(3,966)	290
Change in accounts payable and accrued liabilities	26,628	1,954
Change in income tax payable		(1,063)
Change in working capital	7,243	(21,639)
Other items impacting changes in non-cash working capital:
Withholding taxes on share units	(973)	(1,324)
Unrealized foreign exchange gain related to working capital	87	710
Non-cash working capital	6,357	(22,253)
Related to operating activities	(5,186)	(19,642)
Related to investing activities	11,543	(2,611)
Net change in non-cash working capital	6,357	(22,253)
Cash interest paid (included in operating activities)	(51,329)	(49,708)
Cash interest received (included in operating activities)	$ 3,078	$ 4,066